Condensed Consolidated Statements of Operations and Comprehensive Loss (unaudited) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Collaboration revenue	$ 9,217,000	$ 5,090,000	$ 6,220,000	$ 6,512,000	$ 4,293,000	$ 4,743,000	$ 11,310,000	$ 9,036,000	$ 1,275,000	$ 20,527,000	$ 15,548,000	$ 23,283,000	$ 23,496,000
Total revenues	9,217,000	5,090,000	6,220,000	6,512,000	4,293,000	4,743,000	11,310,000	9,036,000	1,275,000	20,527,000	15,548,000	23,283,000	23,496,000
Operating expenses:
Acquired in-process research and development									84,883,000	0
Research and development	10,386,000	8,657,000	9,710,000	8,581,000	6,276,000	5,545,000	18,367,000	11,821,000	25,005,000	28,753,000	20,402,000	36,763,000	30,168,000
Selling, general and administrative	3,299,000	3,181,000	3,653,000	3,783,000	3,645,000	4,675,000	6,834,000	8,320,000	13,307,000	10,133,000	12,103,000	13,580,000	15,227,000
Total operating expenses	13,685,000	11,838,000	13,363,000	12,364,000	9,921,000	10,220,000	25,201,000	20,141,000	123,195,000	38,886,000	32,505,000	50,343,000	45,395,000
Loss from operations	(4,468,000)	(6,748,000)	(7,143,000)	(5,852,000)	(5,628,000)	(5,477,000)	(13,891,000)	(11,105,000)	(121,920,000)	(18,359,000)	(16,957,000)	(27,060,000)	(21,899,000)
Other income, net:
Interest income, net	613,000	623,000	232,000	55,000	(6,000)	(20,000)	855,000	(26,000)	3,998,000	1,468,000	29,000	1,995,000	191,000
Total other income, net	613,000	623,000	232,000	55,000	(6,000)	(20,000)	855,000	(26,000)	3,998,000	1,468,000	29,000	1,995,000	191,000
Net loss from continuing operations before income tax expense	(3,855,000)	(6,125,000)	(6,911,000)	(5,797,000)	(5,634,000)	(5,497,000)	(13,036,000)	(11,131,000)	(117,922,000)	(16,891,000)	(16,928,000)	(25,065,000)	(21,708,000)
Income tax benefit (expense)									0	(8,000)		(15,000)	(14,000)
Net loss from continuing operations									(117,922,000)	(16,899,000)		(25,080,000)	(21,722,000)
Income (loss) from discontinued operations (including loss on disposal of discontinued operations of zero and $1,799 during the three and nine months ended September 30, 2024, respectively), net of income taxes									402,000	(2,819,000)		2,149,000	(11,862,000)
Net loss and comprehensive loss	(9,107,000)	(13,624,000)	3,013,000	14,246,000	(15,759,000)	(18,474,000)	(10,611,000)	(34,233,000)	(117,520,000)	(19,718,000)	(19,987,000)	(22,931,000)	(33,584,000)
Net loss and comprehensive loss	$ (9,107,000)	$ (13,624,000)	$ 3,013,000	$ 14,246,000	$ (15,759,000)	$ (18,474,000)	$ (10,611,000)	$ (34,233,000)	$ (117,520,000)	$ (19,718,000)	$ (19,987,000)	$ (22,931,000)	$ (33,584,000)
Basic net loss per common share from continuing operations (in dollars per share)									$ (22.61)	$ (3.91)		$ (5.74)	$ (6.22)
Diluted net loss per common share from continuing operations (in dollars per share)									(22.61)	(3.91)		(5.74)	(6.22)
Basic net earnings (loss) per common share from discontinued operations (in dollars per share)									0.08	(0.65)		0.49	(3.39)
Diluted net earnings (loss) per common share from discontinued operations (in dollars per share)									0.08	(0.65)		0.49	(3.39)
Basic net loss per common share (in dollars per share)	$ (2.02)	$ (1.65)	$ 0.6	$ 3.22	$ (2.93)	$ (5.42)	$ (2.51)	$ (9.97)	(22.53)	(4.56)	$ (5.78)	(5.25)	(9.61)
Diluted net loss per common share (in dollars per share)	$ (2.02)	$ (1.65)	$ 0.6	$ 3.22	$ (2.93)	$ (5.42)	$ (2.51)	$ (9.97)	$ (22.53)	$ (4.56)	$ (5.78)	$ (5.25)	$ (9.61)
Shares used to compute basic net earnings (loss) per common share (in shares)	4,514,381	4,505,813	3,932,050	3,510,974	3,456,786	3,406,994	4,220,511	3,432,017	5,215,365	4,319,536	3,458,608	4,371,375	3,492,925
Shares used to compute diluted net earnings (loss) per common share (in shares)	4,514,381	4,505,813	3,932,050	3,510,974	3,456,786	3,406,994	4,220,511	3,432,017	5,215,365	4,319,536	3,458,608	4,371,375	3,492,925